Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Opportunities Fund

January 31, 2021

ILF-QTLY-0321
1.873105.112

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Belgium - 0.4%
Titan Cement International Trading SA (a)	6,139,100	$106,983,505
VGP NV	19,200	3,150,182

TOTAL BELGIUM		110,133,687

Bermuda - 1.1%
AGTech Holdings Ltd. (b)	55,756,000	1,833,783
China Gas Holdings Ltd.	20,079,800	70,962,051
Credicorp Ltd. (United States)	943,823	141,884,912
Kerry Properties Ltd.	4,970,000	12,916,583
Kunlun Energy Co. Ltd.	61,508,000	52,597,045
Marvell Technology Group Ltd.	710,400	36,557,184
Shangri-La Asia Ltd. (b)	15,656,290	13,327,510

TOTAL BERMUDA		330,079,068

Brazil - 3.2%
Atacadao SA	32,613,000	113,490,427
Azul SA sponsored ADR (b)(c)	1,178,595	25,870,160
Banco do Brasil SA	18,668,738	115,532,308
ENGIE Brasil Energia SA	4,172,500	32,761,377
Equatorial Energia SA	13,473,700	55,457,054
LOG Commercial Properties e Participacoes SA	3,551,011	21,741,943
Natura & Co. Holding SA	17,895,201	160,459,583
Notre Dame Intermedica Participacoes SA	3,099,700	53,536,874
Petrobras Distribuidora SA	6,161,100	26,192,051
Rumo SA (b)	24,690,300	91,606,004
Suzano Papel e Celulose SA (b)	13,139,900	149,016,850
Telefonica Brasil SA	1,993,800	16,471,060
Terna Participacoes SA unit	5,496,500	32,237,213
Vale SA sponsored ADR	7,065,770	114,112,186

TOTAL BRAZIL		1,008,485,090

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (b)(c)	877,400	22,856,270
Cayman Islands - 28.8%
51job, Inc. sponsored ADR (b)	590,900	38,916,674
Akeso, Inc. (d)	9,056,000	63,190,223
Alibaba Group Holding Ltd. (b)	63,241,260	2,006,931,541
Alibaba Group Holding Ltd. sponsored ADR (b)	108,200	27,464,406
Ant International Co. Ltd. Class C (b)(e)(f)	6,359,848	54,694,693
Archosaur Games, Inc. (b)(d)	2,073,000	5,400,909
Bilibili, Inc. ADR (b)(c)	4,594,158	523,228,655
Chailease Holding Co. Ltd.	24,513,796	135,648,080
China Resources Land Ltd.	15,233,720	60,712,856
China State Construction International Holdings Ltd.	53,663,555	30,938,779
CIFI Holdings Group Co. Ltd.	28,478,000	23,470,728
ENN Energy Holdings Ltd.	4,543,500	70,438,681
ESR Cayman Ltd. (b)(d)	12,427,800	44,400,743
Haitian International Holdings Ltd.	18,456,306	66,771,919
Hansoh Pharmaceutical Group Co. Ltd. (b)(d)	23,234,000	127,059,182
Hua Medicine (b)(d)	22,225,000	15,880,631
Huazhu Group Ltd. ADR (c)	1,607,900	77,983,150
Innovent Biologics, Inc. (b)(d)	7,270,000	83,077,677
Jacobio Pharmaceuticals Group Co. Ltd. (d)	16,454,910	42,552,600
JD Health International, Inc. (d)	1,891,100	37,220,760
JD.com, Inc. sponsored ADR (b)	4,448,372	394,526,113
JOYY, Inc. ADR	588,100	54,128,724
Kangji Medical Holdings Ltd.	3,640,500	5,362,204
Kingdee International Software Group Co. Ltd.	14,368,000	58,003,856
Kuaishou Technology (b)	607,100	9,004,804
KWG Property Holding Ltd.	13,864,000	18,453,743
LexinFintech Holdings Ltd. ADR(b)	881,300	6,847,701
Li Ning Co. Ltd.	37,170,000	232,754,458
Longfor Properties Co. Ltd. (d)	12,858,166	72,721,837
Meituan Class B (b)	11,691,107	536,509,963
Ming Yuan Cloud Group Holdings Ltd.	710,600	4,490,943
NetEase, Inc. ADR	543,900	62,543,061
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	1,705,297	285,637,248
PagSeguro Digital Ltd. (b)	1,903,134	93,158,409
Pinduoduo, Inc. ADR (b)	3,127,900	518,324,309
Shenzhou International Group Holdings Ltd.	10,687,900	209,670,730
Shimao Property Holdings Ltd.	9,341,500	27,169,358
StoneCo Ltd. Class A (b)	771,800	55,492,420
Sunny Optical Technology Group Co. Ltd.	5,602,200	147,547,060
TAL Education Group ADR (b)	590,681	45,411,555
Tencent Holdings Ltd.	24,890,774	2,217,850,326
Tongdao Liepin Group (b)	7,540,003	18,457,970
Uni-President China Holdings Ltd.	83,780,000	101,466,379
Wuxi Biologics (Cayman), Inc. (b)(d)	6,150,000	86,111,838
XPeng, Inc. ADR (b)(c)	922,374	44,439,979
Zai Lab Ltd. (b)	788,530	124,960,341

TOTAL CAYMAN ISLANDS		8,967,028,216

Chile - 0.5%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	3,230,500	164,561,670
China - 9.8%
Bafang Electric Suzhou Co. Ltd. (A Shares)	1,897,674	61,393,382
BBMG Corp. (H Shares)	145,206,500	28,279,988
Beijing Enlight Media Co. Ltd. (A Shares)	28,260,900	57,596,794
Beijing Sinohytec Co. Ltd. (A Shares)	447,300	22,150,144
BYD Co. Ltd. (A Shares)	2,131,377	81,902,706
China Communications Services Corp. Ltd. (H Shares)	75,996,000	34,012,333
China Construction Bank Corp. (H Shares)	525,938,000	398,355,317
China Longyuan Power Grid Corp. Ltd. (H Shares)	28,228,690	41,360,451
China Merchants Bank Co. Ltd. (H Shares)	35,619,624	273,581,867
China Petroleum & Chemical Corp. (H Shares)	232,938,000	110,315,277
China Tower Corp. Ltd. (H Shares) (d)	117,098,000	16,915,456
Fuyao Glass Industries Group Co. Ltd. (A Shares)	5,557,175	51,009,035
Gemdale Corp. (A Shares)	13,105,700	22,081,557
Glodon Co. Ltd. (A Shares)	2,541,700	32,820,365
Great Wall Motor Co. Ltd. (H Shares)	28,967,500	90,789,056
Gree Electric Appliances, Inc. of Zhuhai:
(A Shares)	5,987,947	52,447,811
(A Shares)	3,206,017	28,081,173
Guangzhou Automobile Group Co. Ltd. (H Shares)	57,396,000	52,338,016
Haier Smart Home Co. Ltd. (b)	13,885,816	57,490,045
Haier Smart Home Co. Ltd. (A Shares)	1,171,203	5,803,402
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)(d)	3,703,900	81,499,415
Midea Group Co. Ltd. (A Shares)	5,410,808	81,089,516
Pharmaron Beijing Co. Ltd. (H Shares) (d)	6,411,800	123,385,749
Ping An Insurance Group Co. of China Ltd. (H Shares)	43,460,000	511,862,604
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	6,106,177	49,313,002
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,029,510	141,575,511
Sinopec Engineering Group Co. Ltd. (H Shares)	32,657,687	15,079,421
TravelSky Technology Ltd. (H Shares)	14,679,000	32,791,446
Tsingtao Brewery Co. Ltd. (H Shares)	24,050,000	232,179,086
Venus MedTech Hangzhou, Inc. (H Shares) (b)(d)	5,497,400	55,305,478
WuXi AppTec Co. Ltd. (H Shares) (d)	6,161,076	147,009,197
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	11,588,900	58,293,890

TOTAL CHINA		3,048,108,490

Cyprus - 0.5%
Ozon Holdings PLC ADR (c)	245,200	11,852,968
TCS Group Holding PLC GDR	3,228,879	133,191,259

TOTAL CYPRUS		145,044,227

Egypt - 0.0%
Six of October Development & Investment Co.	11,410,084	11,417,347
France - 0.1%
Ubisoft Entertainment SA (b)	378,700	37,868,682
Germany - 0.2%
Delivery Hero AG (b)(d)	497,927	75,834,543
Hong Kong - 1.4%
AIA Group Ltd.	9,817,400	118,365,985
Antengene Corp. (d)	6,465,365	15,943,995
Antengene Corp.	9,620,100	21,351,392
Antengene Corp.	6,240,060	13,849,541
China Overseas Land and Investment Ltd.	21,451,900	48,364,133
China Resources Beer Holdings Co. Ltd.	17,676,666	156,173,427
Guangdong Investment Ltd.	32,372,000	56,867,332

TOTAL HONG KONG		430,915,805

Hungary - 0.4%
OTP Bank PLC (b)	2,776,900	127,415,586
India - 10.1%
Adani Ports & Special Economic Zone Ltd.	15,388,647	107,652,942
Axis Bank Ltd. (b)	32,051,613	291,614,250
Bajaj Finance Ltd.	2,399,477	155,921,546
Embassy Office Parks (REIT)	4,424,400	21,335,615
HDFC Bank Ltd. (b)	24,273,588	463,862,817
Housing Development Finance Corp. Ltd.	448,300	14,630,356
Indraprastha Gas Ltd.	11,690,194	82,758,744
Indus Towers Ltd.	4,132,000	13,128,713
IndusInd Bank Ltd. (b)	7,714,200	89,582,550
Infosys Ltd.	5,986,800	101,583,741
ITC Ltd.	33,869,654	94,482,668
JK Cement Ltd. (a)	4,451,131	130,180,003
Larsen & Toubro Ltd.	7,709,744	141,232,436
Mahanagar Gas Ltd.	3,081,434	43,777,002
Manappuram General Finance & Leasing Ltd.	29,922,687	64,108,310
Mindspace Business Parks (b)(d)	5,800	26,587
Mindspace Business Parks	3,669,600	16,653,220
NTPC Ltd.	38,628,945	47,159,548
Oberoi Realty Ltd. (b)	6,238,272	45,117,450
Petronet LNG Ltd.	11,900,280	38,709,393
Power Grid Corp. of India Ltd.	27,328,116	69,182,967
Reliance Industries Ltd.	15,367,292	388,495,519
Shree Cement Ltd.	363,468	113,606,697
Shriram Transport Finance Co. Ltd.	11,924,173	211,340,664
Sunteck Realty Ltd.	1,023,031	4,515,602
Tata Consultancy Services Ltd.	6,737,343	287,705,629
Tata Motors Ltd. (b)	9,592,600	34,339,889
Torrent Pharmaceuticals Ltd.	2,076,478	74,331,130

TOTAL INDIA		3,147,035,988

Indonesia - 1.2%
PT Bank Central Asia Tbk	74,556,412	179,615,590
PT Bank Rakyat Indonesia Tbk	602,050,200	179,370,623
PT United Tractors Tbk	16,081,500	26,191,181

TOTAL INDONESIA		385,177,394

Japan - 0.8%
Capcom Co. Ltd.	787,700	49,557,907
Freee KK (b)	252,000	21,412,001
JTOWER, Inc. (b)	219,600	23,753,573
Keyence Corp.	74,100	39,715,251
Money Forward, Inc. (b)	1,106,300	45,415,915
Rakus Co. Ltd.	1,310,700	23,775,168
Square Enix Holdings Co. Ltd.	565,200	32,483,689

TOTAL JAPAN		236,113,504

Korea (South) - 12.3%
AMOREPACIFIC Group, Inc.	1,402,039	73,838,372
Coway Co. Ltd. (b)	975,220	60,777,398
DuzonBizon Co. Ltd.	287,660	25,695,181
Hana Financial Group, Inc.	3,564,279	104,054,676
Hanon Systems	3,069,208	45,829,964
Hyundai Mobis	183,040	51,963,269
Hyundai Motor Co.	480,000	98,284,141
Kakao Corp.	334,830	132,029,104
KB Financial Group, Inc.	4,883,765	176,362,690
Kia Motors Corp.	2,029,410	149,702,988
LG Chemical Ltd.	74,346	60,958,415
LG Corp.	952,677	84,416,251
LG Electronics, Inc.	250,330	34,246,095
NCSOFT Corp.	100,467	85,609,717
Netmarble Corp. (b)(d)	114,000	13,404,090
POSCO	872,116	191,470,538
S-Oil Corp.	881,100	53,729,933
Samsung Biologics Co. Ltd. (b)(d)	175,790	124,644,775
Samsung Electronics Co. Ltd.	22,995,118	1,685,994,757
Samsung SDI Co. Ltd.	353,134	231,762,047
SK Hynix, Inc.	3,029,224	331,798,335
Studio Dragon Corp. (b)	359,000	31,746,618

TOTAL KOREA (SOUTH)		3,848,319,354

Luxembourg - 0.1%
Adecoagro SA (b)	2,167,618	16,170,430
Globant SA (b)	80,766	15,507,072
InPost SA	177,450	4,263,820

TOTAL LUXEMBOURG		35,941,322

Mexico - 2.1%
CEMEX S.A.B. de CV sponsored ADR (b)	34,569,800	198,084,954
Corporacion Inmobiliaria Vesta S.A.B. de CV	15,618,877	29,448,734
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (b)	5,495,500	55,386,619
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (b)	90,587	14,195,889
Grupo Aeroportuario Norte S.A.B. de CV (b)	4,345,000	25,645,229
Grupo Financiero Banorte S.A.B. de CV Series O (b)	30,089,318	149,088,835
Macquarie Mexican (REIT) (d)	25,205,540	31,293,282
Wal-Mart de Mexico SA de CV Series V	49,828,600	141,836,129

TOTAL MEXICO		644,979,671

Netherlands - 1.4%
Adyen BV (b)(d)	18,300	38,229,181
ASML Holding NV (Netherlands)	72,200	38,544,261
NXP Semiconductors NV	211,300	33,907,311
X5 Retail Group NV GDR (Reg. S)	3,052,500	107,997,450
Yandex NV Series A (b)(c)	3,697,125	231,587,910

TOTAL NETHERLANDS		450,266,113

Panama - 0.2%
Copa Holdings SA Class A	790,728	61,178,625
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR (b)	6,788,252	69,104,405
Philippines - 0.3%
Ayala Land, Inc.	94,257,924	73,939,320
Metropolitan Bank & Trust Co.	18,432,802	17,259,178
Robinsons Land Corp.	40,189,431	15,871,731

TOTAL PHILIPPINES		107,070,229

Poland - 0.3%
CD Projekt RED SA (b)(c)	1,123,500	91,620,597
Russia - 2.9%
LSR Group OJSC	394,330	5,002,072
Lukoil PJSC sponsored ADR	3,181,100	226,367,076
MMC Norilsk Nickel PJSC sponsored ADR	6,020,426	194,038,330
NOVATEK OAO GDR (Reg. S)	772,700	129,504,520
Sberbank of Russia	16,336,153	55,418,654
Sberbank of Russia sponsored ADR	18,156,494	249,833,357
Tatneft PAO	7,391,200	47,894,351

TOTAL RUSSIA		908,058,360

Saudi Arabia - 0.6%
Al Rajhi Bank	8,819,047	171,645,408
Singapore - 0.3%
First Resources Ltd. (a)	83,425,600	97,342,427
South Africa - 2.4%
AngloGold Ashanti Ltd.	5,081,600	118,414,943
Bidvest Group Ltd.	4,516,577	46,557,200
Capitec Bank Holdings Ltd. (b)	1,230,861	112,669,516
FirstRand Ltd.	46,265,961	145,309,970
Impala Platinum Holdings Ltd.	18,004,302	243,140,093
Pick 'n Pay Stores Ltd. (a)(c)	24,771,921	87,153,952

TOTAL SOUTH AFRICA		753,245,674

Spain - 0.1%
Amadeus IT Holding SA Class A	573,400	36,607,746
Switzerland - 0.1%
Dufry AG (b)	760,724	41,061,588
Taiwan - 8.6%
Formosa Plastics Corp.	11,986,000	37,227,589
Hon Hai Precision Industry Co. Ltd. (Foxconn)	18,382,000	73,171,004
MediaTek, Inc.	5,441,000	169,964,478
Taiwan Semiconductor Manufacturing Co. Ltd.	106,694,284	2,254,128,098
Unified-President Enterprises Corp.	62,770,000	152,381,564

TOTAL TAIWAN		2,686,872,733

Thailand - 0.3%
PTT Global Chemical PCL (For. Reg.)	51,984,700	102,475,687
Turkey - 0.2%
Aselsan A/S	27,985,000	66,164,269
United Kingdom - 1.0%
Helios Towers PLC (b)	1,413,213	3,090,357
Mondi PLC	7,879,663	185,159,648
Network International Holdings PLC (b)(d)	3,937,182	18,514,027
Prudential PLC	5,729,656	91,671,219

TOTAL UNITED KINGDOM		298,435,251

United States of America - 3.2%
Activision Blizzard, Inc.	1,142,000	103,922,000
Airbnb, Inc. Class A	7,900	1,450,677
Arco Platform Ltd. Class A (b)	500,812	15,895,773
DouYu International Holdings Ltd. ADR (b)	1,684,928	22,123,105
First Cash Financial Services, Inc.	1,357,193	79,911,524
Li Auto, Inc. ADR (b)(c)	4,949,700	159,627,825
MercadoLibre, Inc. (b)(c)	115,914	206,270,122
Micron Technology, Inc. (b)	3,918,100	306,669,687
NVIDIA Corp.	104,100	54,089,319
ON Semiconductor Corp. (b)	966,000	33,317,340

TOTAL UNITED STATES OF AMERICA		983,277,372

TOTAL COMMON STOCKS
(Cost $19,016,157,328)		29,701,742,398

Preferred Stocks - 3.6%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (e)(f)	399,541	43,779,377
dMed Biopharmaceutical Co. Ltd. (Class C) (e)(f)	769,712	10,932,333
		54,711,710
Nonconvertible Preferred Stocks - 3.4%
Brazil - 2.4%
Ambev SA sponsored ADR	61,708,200	172,165,878
Companhia de Transmissao de Energia Eletrica Paulista (PN)	4,154,700	20,008,836
Itau Unibanco Holding SA sponsored ADR	35,329,743	184,421,258
Metalurgica Gerdau SA (PN)	45,782,022	88,528,310
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	15,260,900	149,251,602
sponsored ADR	13,197,100	132,630,855
		747,006,739
Korea (South) - 1.0%
Hyundai Motor Co. Series 2	1,160,293	106,859,127
Samsung Electronics Co. Ltd.	2,972,492	194,287,471
		301,146,598
Russia - 0.0%
Tatneft PAO	1,268,900	7,669,065

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,055,822,402

TOTAL PREFERRED STOCKS
(Cost $869,304,286)		1,110,534,112
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.08% 2/25/21 (Cost $19,768,952)(g)	19,770,000	19,769,407
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.09% (h)	834,028,350	834,195,156
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)	511,149,552	511,200,667
TOTAL MONEY MARKET FUNDS
(Cost $1,345,377,343)		1,345,395,823
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $21,250,607,909)		32,177,441,740
NET OTHER ASSETS (LIABILITIES) - (3.2)%(j)		(988,822,763)
NET ASSETS - 100%		$31,188,618,977

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	255	March 2021	$16,907,775	$(437,040)	$(437,040)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,319,622,175 or 4.2% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $109,406,404 or 0.4% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,769,407.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) Includes $18,370,686 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$35,678,747
ByteDance Ltd. Series E1	11/18/20	$43,779,377
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$10,932,333

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81,205
Fidelity Securities Lending Cash Central Fund	564,927
Total	$646,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
First Resources Ltd.	$76,045,998	$--	$2,224,905	$--	$(1,275,587)	$24,796,921	$97,342,427
GP Investments Ltd. Class A (depositary receipt)	4,906,737	--	5,601,772	--	(11,100,976)	11,796,011	--
JK Cement Ltd.	115,090,372	--	4,863,501	--	1,705,389	18,247,743	130,180,003
Macquarie Mexican (REIT)	49,112,406	--	22,562,677	435,655	(5,533,190)	10,276,743	--
Pick 'n Pay Stores Ltd.	69,586,832	11,649,739	2,312,976	2,341,727	(1,096,125)	9,326,482	87,153,952
Shriram Transport Finance Co. Ltd.	121,160,667	--	16,665,358	803,776	(1,721,011)	108,566,366	--
Titan Cement International Trading SA	76,217,964	--	--	--	--	30,765,541	106,983,505
Total	$512,120,976	$11,649,739	$54,231,189	$3,581,158	$(19,021,500)	$213,775,807	$421,659,887

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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